Annual Total Returns [BarChart] - VY T Rowe Price Equity Income Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(1.18%)
2012	16.77%
2013	29.22%
2014	7.13%
2015	(7.24%)
2016	18.30%
2017	15.89%
2018	(9.69%)
2019	25.93%
2020	0.64%